BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND BORROWINGS
Short-term borrowing (net of debt issuance costs)	¥ 411,402	¥ 1,798,531
Long term borrowings (net of debt issuance costs)	25,903,545	24,449,103
Debt issuance costs	207,452	¥ 139,016
Credit facilities
LOANS AND BORROWINGS
Total working capital and project financing credit facilities	28,329,492
Unused amount	3,563,408
Loan drew down	24,766,084
Short-term borrowing (net of debt issuance costs)	406,762
Long term borrowings (net of debt issuance costs)	24,307,899
Credit facilities | Short-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	3,238
Credit facilities | Long-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	¥ 48,185
Minimum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	15 years